INVESTMENT IN ASSOCIATES (Details 2) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CAD ($)
DisclosureOfInvestmentsInAssociatesLineItems [Line Items]
Total current assets					$ 31,706	$ 50,352		$ 22,976
Total non-current assets						275,948		268,657
Total current liabilities					12,485	15,596		9,749
Total non-current liabilities						80,943		50,282
Total net assets					$ 222,247	$ 229,761		$ 231,602
Revenues		$ 15,550		$ 16,067
Net loss		(30,077)		(19,563)
Comprehensive loss		$ (30,090)		$ (18,701)
GoviEx
DisclosureOfInvestmentsInAssociatesLineItems [Line Items]
Total current assets	$ 4,800		$ 6,978
Total non-current assets	32,432		24,530
Total current liabilities	(8,315)		(7,792)
Total non-current liabilities	0		(112)
Total net assets	28,917		23,604				$ 20,694
Revenues	0		0
Net loss	(1,892)		(3,632)
Comprehensive loss	$ (1,892)		$ (3,632)